Notes to the consolidated financial statements - General and administrative expenses (Details) - General and administrative expenses - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Expenses By Nature [Line Items]
Personnel	€ (9,781)	€ (9,093)
Maintenance and lease	(1,300)	(380)
Third-party services	(5,283)	(6,745)
Legal and other professional services	(2,325)	(1,510)
Amortization and depreciation	(2,938)	(1,461)
Other	(2,939)	(2,074)
Total	(24,566)	(21,263)
Salary and salary-related expenses	7,803	5,306
Expenses from share-based payments	1,978	3,787
Insurance expense	€ 1,383	€ 1,244